U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

September 6, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the following funds:

Commodity Trends Strategy Fund
Investor Class (DXCTX)
Institutional Class (DXCIX)
Class C shares (DXSCX)
Service Class

Currency Trends Strategy Fund
(formerly Financial Trends Strategy Fund)
Investor Class (DXFTX)
Institutional Class (DXFIX)
Class C shares (DXFCX)
Service Class

Direxion/Wilshire Dynamic Fund
Investor Class (DXDWX)
Institutional Class (DXDIX)
Class C shares (DXWCX)
Service Class

Direxion Long/Short Global IPO Fund
Investor Class (DXIIX)
Institutional Class (DXIPX)
Class C shares (DXGCX)
Service Class

that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated September 1, 2011, filed electronically as Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A on September 1, 2011.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC